Fees Summary	Mar. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,373,734,382.98
Previously Paid Amount	0
Total Fee Amount	516,518.74
Total Offset Amount	0
Net Fee	$ 516,518.74